Other Income and Expenses	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other Income and Expenses	Other Income and Expenses

	2024	2023	2022
Other income:
Gain on sale of long-lived assets	Ps. 232	Ps. 178	Ps. 324
Cancellation of contingencies (See Note 24.6)	417	1,079	641
Tax credit recovery (1)	1,154	—	—
Foreign exchange gain related to operating activities	—	339	105
Insurance recovery (See Note 2.5) (3)	1,744	2	—
Other	670	383	403
	Ps. 4,217	Ps. 1,981	Ps. 1,473
Other expenses:
Provisions for contingencies (See Note 24.6)	Ps. 593	Ps. 1,306	Ps. 1,146
Loss on the retirement of long-lived assets (4)	482	186	177
Loss on sale of long-lived assets	95	84	74
Insurance expenses (See Note 2.5) (4)	400	2	2
Impairment on equity investments (See Note 8)	—	143	—
Severance payments	244	202	224
Donations	39	345	302
Foreign exchange losses related to operating activities	893	—	—
Tax credit recovery payment to former shareholders (2)	998	—	—
Other	1,192	985	531
	Ps. 4,936	Ps. 3,253	Ps. 2,456

(1) This amount is presented in other non-current financial assets. See Note 12.2
(2) This amount is presented in other non-current financial liabilities. See Note 24.4
(3) The 2024 amount includes the recovery of write-off for damaged assets by the hurricanes in Mexico and floods in Brazil.
(4) The 2024 amount includes the impacts of the write-off for damaged assets by the hurricanes in Mexico and floods in Brazil.These impacts represent only a portion of the total recognized in the Consolidated Income Statements. For further information See Note 2.5